Interest in subsidiary (Detail) - BMSC Financial Results - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Revenues	$ 71,608	$ 71,036	$ 254,764	$ 208,774
Net income (loss)	(19,870)	(8,389)	(28,617)	(101,718)
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	(1,200)	3,175	3,922	(20,717)
BMSC [Member]
Statement Line Items [Line Items]
Revenues	71,608	71,036	254,764	208,774
Net income (loss)	(3,001)	7,936	9,805	(51,791)
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	$ (1,200)	$ 3,175	$ 3,922	$ (20,717)